Commitment and Contingencies (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2015	May. 05, 2015	Jan. 16, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 11, 2015
Other Commitments [Line Items]
Professional Fees	$ 50,000			$ 106,762	$ 58,423	$ 244,742	$ 71,017	$ 114,435
Salaries, Wages and Officers' Compensation, Total						$ 42,268
Common Stock [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, Issued for Services						(5,000,000)
Subsequent Event [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, Issued for Services			(300,000)
Performance Shares [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, Issued for Services	(3,000,000)
One Year Contract [Member]
Other Commitments [Line Items]
Advertising Expense	$ 2,500
Two Year Contract [Member]
Other Commitments [Line Items]
Advertising Expense	$ 5,000
Christopher Nocera, CIO [Member]
Other Commitments [Line Items]
Minimum Percentage Of Increase In Base Salary	5.00%
Professional Fees	$ 95,000
Salaries, Wages and Officers' Compensation, Total						$ 25,507
Alex Yuryev [Member]
Other Commitments [Line Items]
Minimum Percentage Of Increase In Base Salary	5.00%
Professional Fees	$ 110,000
Salaries, Wages and Officers' Compensation, Total						$ 20,794
Stock Issued During Period, Shares, Share-based Compensation, Gross	100,000
Stock Granted, Value, Share-based Compensation, Gross	$ 2,747
Alex Yuryev [Member] | Common Stock [Member]
Other Commitments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Additional Shares Issued						(25,000)
Alex Yuryev [Member] | Restricted Stock [Member]
Other Commitments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Additional Shares Issued						(50,000)
Peter W. Slavish [Member]
Other Commitments [Line Items]
Minimum Percentage Of Increase In Base Salary	5.00%
Professional Fees	$ 95,000
Salaries, Wages and Officers' Compensation, Total	$ 5,726
Stock Issued During Period, Shares, Share-based Compensation, Gross	1,000,000
Stock Granted, Value, Share-based Compensation, Gross	$ 27,474
Peter W. Slavish [Member] | Restricted Stock [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	1,000,000
Hughes Media Law Group Inc [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Estimated Litigation Liability									$ 130,552.78
Graphic Design Service Agreement With Flint [Member]
Other Commitments [Line Items]
Issuance of Stock and Warrants for Services or Claims		$ 16,000
Cost of Services, Total						$ 39,000
Consulting Agreement with 2 Doors Management [Member]
Other Commitments [Line Items]
Issuance of Stock and Warrants for Services or Claims		17,500
Cost of Services, Total						$ 15,994
Payments for Film Costs		$ 1,500